Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events
8.	Subsequent Events
There were no subsequent events identified through June 26, 2026, the date the financial statements were issued.